Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Tax assets and liabilities
Schedule of deferred tax assets and liabilities

	2023 $m
			Other
			movements
	Net deferred		including	Net deferred
	tax (assets)	Movement in	foreign	tax (assets)
	liabilities at	income	exchange	liabilities at
	1 Jan	statement	movements	31 Dec
Unrealised losses or gains on investments	(129)	268	(10)	129
Balances relating to insurance and reinsurance contracts	1,255	(87)	2	1,170
Short-term temporary differences	(96)	2	—	(94)
Unused tax losses	(31)	(79)	(1)	(111)
Net deferred tax liabilities note	999	104	(9)	1,094

	2022 $m
		Effect of initial			Other
		application of	Restated net		movements
	Net deferred	IFRS 17 and	deferred tax		including	Net deferred
	tax (assets)	classification	(assets)	Movement in	foreign	tax (assets)
	liabilities	overlay of	liabilities	income	exchange	liabilities
	at 1 Jan	IFRS 9	at 1 Jan	statement	movements	at 31 Dec
Unrealised losses or gains on investments	239	—	239	(361)	(7)	(129)
Balances relating to insurance and reinsurance contracts	2,091	(1,092)	999	297	(41)	1,255
Short-term temporary differences	333	(469)	(136)	29	11	(96)
Unused tax losses	(67)	—	(67)	32	4	(31)
Net deferred tax liabilities note	2,596	(1,561)	1,035	(3)	(33)	999